Discontinued Operations	12 Months Ended
Feb. 29, 2024
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

NOTE 3 – Discontinued Operations

During the fiscal year ended February 29, 2024, the Company completed the sale of certain assets of Sigma Additive Solutions, Inc., which has been classified as discontinued operations in accordance with ASC 205-20, “Presentation of Financial Statements – Discontinued Operations.”

On October 6, 2023, the Company entered into a definitive asset purchase agreement (“APA”) with Divergent Technologies, Inc., (“Divergent”), pursuant to which the Company agreed to sell to Divergent, and Divergent agreed to purchase from us, certain assets consisting primarily of patents, software code and other intellectual property for a purchase price of $1,626,242, including a $37,000 earnest-money deposit previously paid to us by Divergent. The closing under the Asset Purchase Agreement occurred subsequent to the closing of the reverse acquisition with NextTrip on January 12, 2024. The parties’ respective obligations to close were subject to the accuracy of the parties’ respective representations and warranties and performance of their respective covenants and satisfaction or waiver of other customary conditions specified in the Asset Purchase Agreement. In the interim, between the signing date and closing date or termination of the Asset Purchase Agreement, Sigma granted Divergent a non-exclusive, nontransferable, non-sublicensable (except to Divergent customers and affiliates), limited, irrevocable (except in connection with the termination of the Asset Purchase Agreement), worldwide, royalty-free license to the “Licensed IP” (as defined) for testing, evaluation, and commercialization purposes. A gain of $30,515 was recognized in the asset disposition transaction.

During the year ended February 29, 2024, the Company recorded a loss of $675,314 from discontinued operations as follows:

February 29, 2024
Revenue	$5,006
Cost of revenue	-
Gross Profit	5,006

Salaries and benefits	28,475
Retention bonuses	528,930
Severance	62,500
Organization costs	63,600
Other income	(3,185)
Total Expenses	680,320

Loss from Discontinued Operations	$(675,314)